Income Tax Expense - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax expense [Line Items]
Taxable temporary differences not recognized as deferred tax liaibility	$ 1,080,272	$ 609,709